UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nomura Asset Management Malaysia Sdn. Bhd.

Address:   Suite No. 16.2, Level 16, Menara IMC, No. 8
           Jalan Sultan Ismail
           Kuala Lumpur, Malaysia 50250

Form 13F File Number: to be determined after filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil Daniele
Title:  Attorney-in-fact for Nomura Asset Management Malaysia Sdn. Bhd.
Phone:  (212) 667-1873

Signature, Place, and Date of Signing:

/s/ Neil Daniele                   New York                    February 14, 2013
---------------------------------  --------------------------  -----------------
[Signature]                        [City, State]               [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-06746        Nomura Asset Management Co., Ltd.
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